Federated Hermes Short-Intermediate Total Return Bond Fund
(formerly, Federated Short-Intermediate Total Return Bond Fund)
Portfolio of Investments
November 30, 2020 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—43.1%
	U.S. Treasury Notes—43.1%
$29,430,500	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2022	$29,899,169
12,311,767	U.S. Treasury Inflation-Protected Notes, 0.625%, 4/15/2023	12,857,610
5,000,000	United States Treasury Notes, 0.125%, 4/30/2022	4,999,855
18,500,000	United States Treasury Notes, 0.125%, 5/31/2022	18,495,849
35,000,000	United States Treasury Notes, 0.125%, 6/30/2022	34,989,846
7,500,000	United States Treasury Notes, 0.125%, 7/31/2022	7,497,144
12,500,000	United States Treasury Notes, 0.125%, 8/31/2022	12,494,204
12,500,000	United States Treasury Notes, 0.125%, 9/30/2022	12,494,601
10,000,000	United States Treasury Notes, 0.125%, 5/15/2023	9,989,448
50,000,000	United States Treasury Notes, 0.125%, 7/15/2023	49,924,895
50,000,000	United States Treasury Notes, 0.125%, 8/15/2023	49,918,595
18,000,000	United States Treasury Notes, 0.125%, 9/15/2023	17,967,782
15,000,000	United States Treasury Notes, 0.125%, 10/15/2023	14,970,669
5,000,000	United States Treasury Notes, 0.250%, 4/15/2023	5,009,651
47,500,000	United States Treasury Notes, 0.250%, 6/15/2023	47,584,958
23,500,000	United States Treasury Notes, 0.250%, 5/31/2025	23,422,123
70,000,000	United States Treasury Notes, 0.250%, 6/30/2025	69,729,786
52,500,000	United States Treasury Notes, 0.250%, 7/31/2025	52,280,676
42,500,000	United States Treasury Notes, 0.250%, 8/31/2025	42,307,245
27,500,000	United States Treasury Notes, 0.250%, 9/30/2025	27,360,525
10,000,000	United States Treasury Notes, 0.250%, 10/31/2025	9,946,577
2,500,000	United States Treasury Notes, 0.375%, 3/31/2022	2,507,936
15,000,000	United States Treasury Notes, 0.375%, 4/30/2025	15,036,764
5,000,000	United States Treasury Notes, 0.500%, 3/15/2023	5,037,923
12,500,000	United States Treasury Notes, 0.500%, 3/31/2025	12,601,293
5,000,000	United States Treasury Notes, 1.125%, 2/28/2022	5,062,175
10,000,000	United States Treasury Notes, 1.125%, 2/28/2025	10,346,899
5,520,000	United States Treasury Notes, 1.250%, 3/31/2021	5,541,081
7,000,000	United States Treasury Notes, 1.375%, 5/31/2021	7,044,045
10,000,000	United States Treasury Notes, 1.375%, 10/15/2022	10,227,786
18,000,000	United States Treasury Notes, 1.375%, 1/31/2025	18,802,696
10,000,000	United States Treasury Notes, 1.500%, 1/15/2023	10,283,892
6,500,000	United States Treasury Notes, 1.500%, 10/31/2024	6,811,301
2,000,000	United States Treasury Notes, 1.625%, 6/30/2021	2,017,739
5,000,000	United States Treasury Notes, 1.625%, 8/31/2022	5,128,361
6,500,000	United States Treasury Notes, 1.625%, 5/31/2023	6,734,802
1,000,000	United States Treasury Notes, 1.750%, 5/31/2022	1,024,029
17,000,000	United States Treasury Notes, 1.750%, 6/30/2024	17,915,953
7,500,000	United States Treasury Notes, 1.750%, 7/31/2024	7,911,209
7,500,000	United States Treasury Notes, 1.875%, 2/28/2022	7,662,981
4,000,000	United States Treasury Notes, 1.875%, 3/31/2022	4,092,217
1,000,000	United States Treasury Notes, 1.875%, 9/30/2022	1,031,444
2,500,000	United States Treasury Notes, 2.000%, 2/28/2021	2,511,723
4,950,000	United States Treasury Notes, 2.000%, 10/31/2022	5,124,415

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 3,000,000		United States Treasury Notes, 2.000%, 11/30/2022	$3,110,166
9,500,000		United States Treasury Notes, 2.000%, 5/31/2024	10,084,878
2,500,000	[1]	United States Treasury Notes, 2.125%, 6/30/2022	2,577,848
10,000,000		United States Treasury Notes, 2.125%, 3/31/2024	10,631,325
5,000,000		United States Treasury Notes, 2.500%, 1/15/2022	5,132,616
7,500,000		United States Treasury Notes, 2.500%, 1/31/2024	8,042,648
5,000,000		United States Treasury Notes, 2.750%, 7/31/2023	5,341,682
7,250,000		United States Treasury Notes, 2.750%, 8/31/2023	7,758,957
8,000,000		United States Treasury Notes, 2.875%, 11/30/2023	8,640,848
		TOTAL U.S. TREASURIES (IDENTIFIED COST $778,262,761)	785,920,840
		CORPORATE BONDS—29.4%
		Basic Industry - Chemicals—0.1%
2,725,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	2,760,678
		Basic Industry - Metals & Mining—0.1%
425,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	458,479
500,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	527,541
		TOTAL	986,020
		Capital Goods - Aerospace & Defense—1.1%
1,000,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	1,010,160
1,705,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	1,722,682
2,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	2,145,999
161,000	[2]	Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	171,708
2,500,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	2,758,921
1,000,000		Leidos, Inc., Unsecd. Note, 144A, 2.950%, 5/15/2023	1,048,960
905,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	1,007,654
2,000,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.100%, 1/15/2023	2,107,190
2,500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	2,598,392
1,500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.930%, 1/15/2025	1,629,873
3,500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.500%, 3/15/2021	3,532,169
25,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 144A, 3.100%, 11/15/2021	25,460
40,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.956% (3-month USLIBOR +1.735%), 2/15/2042	28,668
500,000		Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2021	503,922
		TOTAL	20,291,758
		Capital Goods - Building Materials—0.1%
1,500,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	1,608,261
		Capital Goods - Construction Machinery—0.4%
1,575,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,611,311
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	2,097,461
560,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	609,686
1,245,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	1,248,301
835,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.550%, 7/5/2022	839,466
		TOTAL	6,406,225
		Capital Goods - Diversified Manufacturing—1.2%
2,500,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	2,504,018
810,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	836,539
1,000,000		Honeywell International, Inc., Sr. Unsecd. Note, 2.300%, 8/15/2024	1,067,336
30,000		Johnson Controls International PLC, Sr. Unsecd. Note, 3.750%, 12/1/2021	30,598
2,390,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	2,427,938
415,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	439,436

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$ 5,165,000		Otis Worldwide Corp., Sr. Sub. Secd. Note, Series WI, 2.056%, 4/5/2025	$5,430,797
2,000,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 2.700%, 6/14/2024	2,145,482
3,410,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	3,431,819
2,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	2,171,643
790,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	847,352
		TOTAL	21,332,958
		Capital Goods - Packaging—0.0%
250,000		WestRock Co., Sr. Unsecd. Note, 4.000%, 3/1/2023	265,543
		Communications - Cable & Satellite—0.2%
1,000,000		CCO Safari II LLC, 4.464%, 7/23/2022	1,057,265
1,000,000		Comcast Corp., Sr. Unsecd. Note, 3.600%, 3/1/2024	1,099,671
2,000,000		Comcast Corp., Sr. Unsecd. Note, 3.700%, 4/15/2024	2,202,806
		TOTAL	4,359,742
		Communications - Media & Entertainment—0.5%
3,000,000		Alphabet, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2025	2,998,590
220,000		Fox Corp, Sr. Unsecd. Note, 3.050%, 4/7/2025	241,297
2,175,000		Fox Corp, Sr. Unsecd. Note, Series WI, 3.666%, 1/25/2022	2,257,123
1,000,000		ViacomCBS Inc., Sr. Unsecd. Note, 3.500%, 1/15/2025	1,093,807
1,000,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2025	1,159,048
1,500,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 8/30/2024	1,554,803
195,000		Walt Disney Co., Sr. Unsecd. Note, 4.000%, 10/1/2023	213,120
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.750%, 6/1/2021	101,770
		TOTAL	9,619,558
		Communications - Telecom Wireless—0.9%
1,565,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	1,567,347
1,730,000		American Tower Corp., Sr. Unsecd. Note, 1.300%, 9/15/2025	1,761,368
1,055,000		American Tower Corp., Sr. Unsecd. Note, 2.400%, 3/15/2025	1,121,948
1,000,000		American Tower Corp., Sr. Unsecd. Note, 3.375%, 5/15/2024	1,087,345
2,000,000		American Tower Corp., Sr. Unsecd. Note, 3.500%, 1/31/2023	2,129,996
1,000,000		Crown Castle International Corp., 3.150%, 7/15/2023	1,065,502
1,665,000		Crown Castle International Corp., Sr. Unsecd. Note, 1.350%, 7/15/2025	1,693,326
1,000,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.200%, 9/1/2024	1,083,761
1,500,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 1.500%, 2/15/2026	1,525,178
1,000,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.500%, 4/15/2025	1,106,880
2,000,000	[3]	Vodafone Group PLC, Sr. Unsecd. Note, 1.220% (3-month USLIBOR +0.990%), 1/16/2024	2,024,384
		TOTAL	16,167,035
		Communications - Telecom Wirelines—0.5%
2,500,000		AT&T, Inc., Sr. Unsecd. Note, 3.000%, 6/30/2022	2,593,762
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	1,005,282
2,000,000	[3]	Verizon Communications, Inc., Sr. Unsecd. Note, 1.237% (3-month USLIBOR +1.000%), 3/16/2022	2,024,035
2,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.625%, 8/15/2026	2,188,200
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	525,819
		TOTAL	8,337,098
		Consumer Cyclical - Automotive—1.4%
1,985,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.200%, 7/8/2025	2,024,097
2,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 2/16/2024	2,144,965
2,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.200%, 10/30/2021	2,031,190
550,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	663,084
500,000		General Motors Financial Co., Inc., 4.375%, 9/25/2021	514,382
10,000	[3]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.530% (3-month USLIBOR +1.310%), 6/30/2022	10,061

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 1,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.700%, 8/18/2023	$1,024,845
1,665,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	1,765,614
1,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.550%, 7/8/2022	1,044,981
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.150%, 6/19/2023	430,600
3,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.250%, 9/18/2023	3,023,143
1,500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.350%, 8/25/2023	1,538,438
2,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.800%, 2/13/2025	2,094,805
1,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/30/2023	1,058,383
2,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	2,003,043
2,305,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	2,381,042
1,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.350%, 5/13/2025	1,097,757
		TOTAL	24,850,430
		Consumer Cyclical - Retailers—1.0%
780,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	806,710
605,000		AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	674,559
500,000		CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	535,338
1,750,000		CVS Health Corp., Sr. Unsecd. Note, 3.500%, 7/20/2022	1,829,674
3,970,000		CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	4,248,336
2,500,000		Dollar General Corp., Sr. Unsecd. Note, 3.250%, 4/15/2023	2,647,612
1,500,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	1,608,768
1,500,000		WalMart, Inc., Sr. Unsecd. Note, 2.350%, 12/15/2022	1,563,342
2,000,000		WalMart, Inc., Sr. Unsecd. Note, 3.300%, 4/22/2024	2,177,745
2,430,000		WalMart, Inc., Sr. Unsecd. Note, 3.400%, 6/26/2023	2,614,965
		TOTAL	18,707,049
		Consumer Cyclical - Services—0.1%
1,500,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,549,250
915,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	997,986
		TOTAL	2,547,236
		Consumer Non-Cyclical - Food/Beverage—1.1%
1,000,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.150%, 1/23/2025	1,136,413
2,000,000	[3]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, Series 5FRN, 0.964% (3-month USLIBOR +0.740%), 1/12/2024	2,020,295
430,000		Flowers Foods, Inc., Sr. Unsecd. Note, 4.375%, 4/1/2022	443,479
300,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	312,976
1,000,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	1,050,931
2,000,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.551%, 5/25/2021	2,031,304
2,810,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	3,051,315
1,320,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	1,368,329
1,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	1,083,983
660,000		Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.000%, 10/28/2021	669,112
1,000,000		Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.250%, 9/19/2024	1,055,255
780,000		Mondelez International, Inc., Sr. Unsecd. Note, 0.625%, 7/1/2022	784,068
1,000,000		Mondelez International, Inc., Sr. Unsecd. Note, 2.125%, 4/13/2023	1,038,039
1,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	1,003,886
990,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.250%, 3/19/2025	1,058,503
2,000,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	2,226,855
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	499,773
		TOTAL	20,834,516
		Consumer Non-Cyclical - Health Care—0.6%
5,000,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	5,459,275
875,000		Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	905,189

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 940,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	$997,372
140,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	146,707
1,000,000	McKesson Corp., Sr. Unsecd. Note, 3.796%, 3/15/2024	1,096,066
1,225,000	Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	1,226,933
1,000,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.000%, 4/15/2023	1,056,600
185,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	210,436
	TOTAL	11,098,578
	Consumer Non-Cyclical - Pharmaceuticals—1.9%
3,720,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	4,039,059
1,000,000	AbbVie, Inc., 3.375%, 11/14/2021	1,029,142
2,000,000	AbbVie, Inc., Sr. Unsecd. Note, 2.600%, 11/21/2024	2,138,769
1,000,000	AbbVie, Inc., Sr. Unsecd. Note, 2.850%, 5/14/2023	1,051,291
1,000,000	AbbVie, Inc., Sr. Unsecd. Note, 2.900%, 11/6/2022	1,046,123
2,000,000	AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	2,227,090
3,950,000	Amgen, Inc., Sr. Unsecd. Note, 1.900%, 2/21/2025	4,142,983
940,000	AstraZeneca PLC, 0.700%, 4/8/2026	937,363
1,595,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	1,641,281
1,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,093,476
1,220,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	1,221,610
385,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	416,460
1,000,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.250%, 2/20/2023	1,062,082
2,105,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 0.750%, 9/29/2023	2,111,748
2,500,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.500%, 9/1/2023	2,633,451
1,500,000	Merck & Co., Inc., Sr. Unsecd. Note, 0.750%, 2/24/2026	1,500,945
790,000	Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	850,430
2,500,000	Pfizer, Inc., Sr. Unsecd. Note, 0.800%, 5/28/2025	2,527,349
1,200,000	Pfizer, Inc., Sr. Unsecd. Note, 3.200%, 9/15/2023	1,294,971
1,195,000	Royalty Pharma PLC, 144A, 1.200%, 9/2/2025	1,206,411
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	1,002,225
	TOTAL	35,174,259
	Consumer Non-Cyclical - Products—0.1%
1,835,000	Procter & Gamble Co., Sr. Unsecd. Note, 0.550%, 10/29/2025	1,845,073
	Consumer Non-Cyclical - Tobacco—0.9%
2,000,000	Altria Group, Inc., 2.850%, 8/9/2022	2,081,969
3,680,000	Altria Group, Inc., Sr. Unsecd. Note, 2.350%, 5/6/2025	3,903,965
365,000	Altria Group, Inc., Sr. Unsecd. Note, 3.800%, 2/14/2024	398,850
750,000	Bat Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	801,707
1,000,000	Bat Capital Corp., Sr. Unsecd. Note, 3.222%, 8/15/2024	1,082,494
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 2.764%, 8/15/2022	517,347
3,400,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	3,465,025
3,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	2,997,993
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 1.125%, 5/1/2023	1,019,726
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 1.500%, 5/1/2025	1,033,489
	TOTAL	17,302,565
	Energy - Independent—0.1%
1,000,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	1,030,743
840,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	874,071
	TOTAL	1,904,814
	Energy - Integrated—1.0%
2,500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.937%, 4/6/2023	2,646,337

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$ 2,000,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.194%, 4/6/2025	$2,197,812
500,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.245%, 5/6/2022	520,672
500,000		Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	510,173
4,000,000		Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	4,160,962
2,000,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.571%, 4/15/2023	2,057,085
1,000,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	1,093,562
880,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	904,645
835,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.375%, 4/6/2025	894,153
2,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 3.500%, 11/13/2023	2,179,106
1,320,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2025	1,435,500
		TOTAL	18,600,007
		Energy - Midstream—0.8%
150,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	163,010
1,000,000		Enterprise Products Operating LLC, 3.900%, 2/15/2024	1,095,676
2,437,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.350%, 3/15/2023	2,580,807
675,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	699,563
2,000,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.150%, 2/1/2024	2,180,285
500,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.300%, 5/1/2024	551,541
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/1/2021	50,657
1,165,000		MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	1,181,872
450,000		MPLX LP, Sr. Unsecd. Note, Series WI, 3.500%, 12/1/2022	471,950
1,500,000		Oneok Partners LP, Sr. Unsecd. Note, 3.375%, 10/1/2022	1,562,863
2,000,000		Williams Partners LP, Sr. Unsecd. Note, 3.350%, 8/15/2022	2,088,101
1,241,000		Williams Partners LP, Sr. Unsecd. Note, 3.600%, 3/15/2022	1,284,729
		TOTAL	13,911,054
		Energy - Refining—0.4%
1,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 5/1/2023	1,081,215
100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	101,142
1,845,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	1,860,431
1,000,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	1,000,617
2,270,000		Valero Energy Corp., Sr. Unsecd. Note, 2.850%, 4/15/2025	2,386,533
		TOTAL	6,429,938
		Financial Institution - Banking—7.3%
2,000,000	[3]	American Express Co., 0.883% (3-month USLIBOR +0.650%), 2/27/2023	2,016,732
143,000		American Express Co., 2.650%, 12/2/2022	149,624
1,000,000		American Express Co., Sr. Unsecd. Note, 3.400%, 2/22/2024	1,088,394
1,000,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.700%, 3/3/2022	1,028,129
1,000,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,078,294
1,000,000		Bank of America Corp., 3.550%, 3/5/2024	1,066,918
539,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	566,469
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.810%, 10/24/2024	5,021,667
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	2,012,877
1,500,000	[3]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.038% (3-month USLIBOR +0.790%), 3/5/2024	1,513,278
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.319%, 6/19/2026	1,013,014
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	1,592,838
5,325,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.124%, 1/20/2023	5,485,429
1,500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	1,679,222
3,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.600%, 4/24/2025	3,127,718
1,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	1,046,403
1,100,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	1,136,306

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	$1,271,704
4,290,000	[3]	Citigroup, Inc., Sr. Unsecd. Note, 1.322% (3-month USLIBOR +1.100%), 5/17/2024	4,351,055
2,000,000	[3]	Citigroup, Inc., Sr. Unsecd. Note, 1.655% (3-month USLIBOR +1.430%), 9/1/2023	2,035,771
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 1.678%, 5/15/2024	2,570,777
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.350%, 8/2/2021	760,323
1,500,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	1,558,056
855,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	927,152
400,000		Citigroup, Inc., Sub. Note, 4.050%, 7/30/2022	423,643
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 2.550%, 5/13/2021	252,052
500,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	531,260
670,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.375%, 7/28/2021	677,807
500,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	529,709
655,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	713,472
1,505,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	1,525,898
1,500,000	[3]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.962% (3-month USLIBOR +0.750%), 2/23/2023	1,512,502
2,050,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	2,095,348
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	520,086
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	518,320
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	545,350
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	2,199,288
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	533,647
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/20/2024	1,638,483
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.250%, 7/27/2021	257,939
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	1,194,261
1,000,000	[3]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series MTN, 1.824% (3-month USLIBOR +1.600%), 11/29/2023	1,033,998
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 0.627%, 11/17/2023	1,003,136
1,000,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.625%, 8/6/2024	1,070,943
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,012,357
1,000,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.550%, 10/6/2023	1,085,705
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.653%, 9/16/2024	4,016,148
1,000,000	[3]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.444% (3-month USLIBOR +1.230%), 10/24/2023	1,018,467
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	2,047,573
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.125%, 1/23/2025	2,185,295
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.200%, 1/25/2023	212,010
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.514%, 6/18/2022	2,033,895
2,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	2,679,688
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.625%, 5/13/2024	1,103,707
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.500%, 1/24/2022	1,257,532
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	775,702
2,000,000		Morgan Stanley, Series GMTN, 3.750%, 2/25/2023	2,144,407
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	1,585,341
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	2,014,036
695,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	695,817
4,165,000	[3]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.614% (3-month USLIBOR +1.400%), 10/24/2023	4,247,300
1,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	1,070,059
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	541,734
450,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	466,025
1,000,000		PNC Bank, N.A., Series BKNT, 2.150%, 4/29/2021	1,006,122
3,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.200%, 11/1/2024	3,178,364
1,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,088,583

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 2,330,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	$2,467,987
1,100,000		Regions Financial Corp., Sr. Unsecd. Note, 2.750%, 8/14/2022	1,141,858
1,000,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	1,088,615
3,080,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.700%, 1/27/2022	3,160,508
1,250,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 1.500%, 3/10/2025	1,291,354
2,500,000	[2]	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.200%, 8/5/2025	2,563,023
980,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	1,010,067
2,520,000		U.S. Bancorp, Sr. Unsecd. Note, 1.450%, 5/12/2025	2,604,483
2,500,000		U.S. Bancorp, Sr. Unsecd. Note, 2.400%, 7/30/2024	2,659,500
750,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	768,734
7,760,000	[3]	Wells Fargo & Co., Sr. Unsecd. Note, 1.444% (3-month USLIBOR +1.230%), 10/31/2023	7,884,029
1,820,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	1,907,081
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	771,737
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.000%, 2/19/2025	1,084,471
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.750%, 1/24/2024	1,086,847
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.600%, 4/1/2021	354,954
		TOTAL	132,186,407
		Financial Institution - Finance Companies—0.1%
420,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	431,159
1,500,000		GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 3.450%, 5/15/2025	1,634,406
		TOTAL	2,065,565
		Financial Institution - Insurance - Health—0.4%
2,000,000	[3]	CIGNA Corp., Sr. Unsecd. Note, 1.126% (3-month USLIBOR +0.890%), 7/15/2023	2,023,979
1,544,000		CIGNA Corp., Sr. Unsecd. Note, 3.400%, 9/17/2021	1,581,472
499,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	540,451
200,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	205,821
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.500%, 2/15/2024	2,192,529
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.500%, 6/15/2023	1,081,670
		TOTAL	7,625,922
		Financial Institution - Insurance - Life—1.1%
1,000,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	1,074,024
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	1,066,177
3,250,000		American International Group, Sr. Unsecd. Note, 2.500%, 6/30/2025	3,493,913
1,000,000		Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	1,006,456
1,250,000		Mass Mutual Global Funding II, Sr. Secd. Note, 144A, 0.850%, 6/9/2023	1,265,060
1,110,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.900%, 6/8/2023	1,124,990
3,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	3,000,890
335,000		PRICOA Global Funding I, 144A, 2.450%, 9/21/2022	347,818
2,500,000		PRICOA Global Funding I, Sec. Fac. Bond, 144A, 0.800%, 9/1/2025	2,494,126
1,000,000		PRICOA Global Funding I, Sec. Fac. Bond, 144A, 3.450%, 9/1/2023	1,080,771
500,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	526,014
2,000,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 1.250%, 6/23/2025	2,045,987
1,000,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 2.250%, 11/21/2024	1,062,015
		TOTAL	19,588,241
		Financial Institution - Insurance - P&C—0.2%
3,055,000		Allstate Corp., Sr. Unsecd. Note, 0.750%, 12/15/2025	3,058,759
750,000		Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	796,809
500,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	547,102
		TOTAL	4,402,670

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Other—0.0%
$ 300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	$332,823
	Supranational—0.2%
1,000,000	Corp Andina De Fomento, Sr. Unsecd. Note, 3.250%, 2/11/2022	1,032,565
2,475,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,598,651
	TOTAL	3,631,216
	Technology—1.6%
2,000,000	Apple, Inc., Sr. Unsecd. Note, 0.550%, 8/20/2025	2,002,893
2,000,000	Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	2,025,036
1,000,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	1,024,083
1,150,000	Apple, Inc., Sr. Unsecd. Note, 1.550%, 8/4/2021	1,158,817
2,000,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	2,093,268
700,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 2/9/2024	753,681
2,000,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	2,160,552
835,000	Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	872,199
290,000	Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	332,099
750,000	Dell International LLC / EMC Corp., 144A, 4.000%, 7/15/2024	825,469
630,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	634,829
3,450,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	3,694,766
750,000	Intel Corp., 3.300%, 10/1/2021	768,741
2,000,000	Intel Corp., Sr. Unsecd. Note, 2.875%, 5/11/2024	2,156,299
290,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	303,089
1,000,000	Oracle Corp., Sr. Unsecd. Note, 1.900%, 9/15/2021	1,011,684
3,500,000	Oracle Corp., Sr. Unsecd. Note, 2.500%, 10/15/2022	3,641,785
1,855,000	Oracle Corp., Sr. Unsecd. Note, 2.500%, 4/1/2025	1,991,174
560,000	Salesforce.com, Inc., Sr. Unsecd. Note, 3.250%, 4/11/2023	597,386
720,000	Total System Services, Inc., Sr. Unsecd. Note, 3.800%, 4/1/2021	726,184
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	159,110
	TOTAL	28,933,144
	Technology Services—0.2%
3,000,000	Global Payments, Inc., Sr. Unsecd. Note, 2.650%, 2/15/2025	3,214,063
	Transportation - Airlines—0.2%
1,825,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	1,980,090
770,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	878,875
	TOTAL	2,858,965
	Transportation - Services—0.4%
585,000	FedEx Corp., Sr. Unsecd. Note, 2.700%, 4/15/2023	614,958
1,000,000	FedEx Corp., Sr. Unsecd. Note, 3.200%, 2/1/2025	1,101,753
4,255,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	4,275,394
210,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	215,787
485,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.875%, 6/1/2022	501,366
1,000,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	1,130,500
	TOTAL	7,839,758
	Utility - Electric—2.8%
2,000,000	AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	2,066,966
850,000	Alabama Power Co., Sr. Unsecd. Note, Series 17A, 2.450%, 3/30/2022	874,028
1,000,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series I, 3.650%, 12/1/2021	1,033,069
790,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series N, 1.000%, 11/1/2025	793,668
2,060,000	Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	2,257,008
605,000	Consolidated Edison Co., Sr. Unsecd. Note, 2.000%, 5/15/2021	608,648
610,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	660,279

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 2,000,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 3.300%, 3/15/2025	$2,209,646
1,665,000	Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	1,681,138
2,000,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 4/15/2024	2,194,938
460,000	Emera US Finance LP, Sr. Unsecd. Note, 2.700%, 6/15/2021	464,521
1,000,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	1,063,457
930,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	961,167
710,000	EverSource Energy, Sr. Unsecd. Note, 2.500%, 3/15/2021	713,103
1,500,000	EverSource Energy, Sr. Unsecd. Note, Series K, 2.750%, 3/15/2022	1,542,242
5,000,000	EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	4,994,760
2,180,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	2,351,180
245,000	FirstEnergy Corp., Sr. Unsecd. Note, Series A, 1.600%, 1/15/2026	238,606
1,445,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	1,576,971
460,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	491,911
3,655,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.750%, 5/1/2025	3,964,261
3,935,000	NiSource, Inc., Sr. Unsecd. Note, 0.950%, 8/15/2025	3,937,508
2,695,000	Oncor Electric Delivery Co. LLC, Sec. Fac. Bond, 144A, 0.550%, 10/1/2025	2,691,998
450,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	471,870
4,080,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 0.800%, 8/15/2025	4,078,316
365,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	391,666
1,000,000	Southern Co., Sr. Unsecd. Note, 2.950%, 7/1/2023	1,058,691
4,000,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	4,014,601
1,160,000	Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	1,162,274
	TOTAL	50,548,491
	Utility - Natural Gas—0.3%
255,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	272,186
600,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	612,099
1,500,000	Enbridge, Inc., Sr. Unsecd. Note, 2.500%, 1/15/2025	1,582,130
1,200,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	1,256,425
1,985,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	2,229,342
	TOTAL	5,952,182
	Utility - Natural Gas Distributor—0.1%
1,700,000	The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 1.300%, 6/15/2025	1,734,725
	TOTAL CORPORATE BONDS (IDENTIFIED COST $527,603,137)	536,254,567
	ASSET-BACKED SECURITIES—5.8%
	Auto Receivables—3.8%
1,940,000	AmeriCredit Automobile Receivables Trust 2020-2, Class A3, 0.660%, 12/18/2024	1,951,673
3,750,000	AmeriCredit Automobile Receivables Trust 2020-3, Class A3, 0.530%, 6/18/2025	3,755,364
3,000,000	BMW Vehicle Owner Trust 2020-A, Class A3, 0.480%, 10/25/2024	3,016,406
1,900,000	Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,986,397
2,000,000	Ford Credit Auto Owner Trust 2019-B, Class A3, 2.230%, 10/15/2023	2,035,822
2,425,000	General Motors 2019-1, Class A, 2.700%, 4/15/2024	2,504,413
3,200,000	General Motors 2020-1, Class A, 0.680%, 8/15/2025	3,213,805
4,650,000	General Motors 2020-2, Class A, 0.690%, 10/15/2025	4,660,682
1,500,000	GM Financial Automobile Leasing Trust 2019-2, Class B, 2.890%, 3/20/2023	1,527,944
1,500,000	GM Financial Automobile Leasing Trust 2020-2, Class A3, 0.800%, 7/20/2023	1,511,730
811,614	Honda Auto Receivables Owner Trust 2018-1, Class A3, 2.640%, 2/15/2022	816,423
925,000	Honda Auto Receivables Owner Trust 2019-2, Class A4, 2.540%, 3/21/2025	960,519
2,250,000	Hyundai Auto Receivables Trust 2020-C, Class A3, 0.380%, 5/15/2025	2,252,990
1,035,130	Mercedes-Benz Auto Lease Trust 2019-A, Class A3, 3.100%, 11/15/2021	1,042,298

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 1,200,000		Mercedes-Benz Master Owner Trust 2019-BA, Class A, 2.610%, 5/15/2024	$1,241,168
3,450,000	[3]	Navistar Financial Dealer Note Master Trust 2020-1 A, Class A, 1.100% (1-month USLIBOR +0.950%), 7/25/2025	3,468,177
1,650,000		Nissan Auto Receivables Owner Trust 2020-A, Class A3, 1.380%, 12/16/2024	1,681,993
4,500,000		Santander Consumer Auto Receivables Trust 2020-B, Class A3, 0.460%, 8/15/2024	4,511,046
2,295,000		Santander Drive Auto Receivables Trust 2020-2, Class A3, 0.670%, 4/15/2024	2,306,943
908,349		Securitized Term Auto Receivables Trust 2017-2A, Class A4, 2.289%, 3/25/2022	912,081
2,000,000		Tesla Auto Lease Trust 2020-A, Class A3, 0.680%, 12/20/2023	2,013,454
4,000,000		Toyota Auto Receivables Owner Trust 2019-B, Class A4, 2.600%, 11/15/2024	4,179,746
950,000		Toyota Auto Receivables Owner Trust 2020-B, Class A3, 1.360%, 8/15/2024	968,455
6,375,000		Volkswagen Auto Lease Trust 2020-A, Class A3, 0.390%, 1/22/2024	6,376,112
975,607		World Omni Auto Receivables Trust 2017-B, Class A3, 1.950%, 2/15/2023	984,217
1,600,000		World Omni Auto Receivables Trust 2019-B, Class A4, 2.640%, 6/16/2025	1,622,847
1,000,000		World Omni Auto Receivables Trust 2020-B, Class A3, 0.630%, 5/15/2025	1,006,362
7,500,000		World Omni Auto Receivables Trust 2020-C, Class A3, 0.480%, 11/17/2025	7,526,027
		TOTAL	70,035,094
		Communications - Telecom Wireless—0.3%
5,000,000		Verizon Owner Trust 2020-C, Class A, 0.410%, 4/21/2025	5,024,766
		Credit Card—0.4%
500,000		Discover Card Execution Note Trust 2019-A1, Class A1, 3.040%, 7/15/2024	516,342
2,000,000		Master Credit Card Trust 2020-1A, Class A, 1.990%, 9/21/2024	2,072,448
2,650,000	[3]	Trillium Credit Card Trust II 2020-1A, Class A, 0.515% (1-month USLIBOR +0.370%), 12/26/2024	2,654,196
2,000,000	[3]	Trillium Credit Card Trust II, Class A, 0.625% (1-month USLIBOR +0.480%), 1/26/2024	2,003,084
		TOTAL	7,246,070
		Equipment Lease—0.8%
1,000,000		CNH Equipment Trust 2019-B, Class A3, 2.520%, 8/15/2024	1,022,384
3,400,000		Dell Equipment Finance Trust 2020-2, Class A3, 0.570%, 10/23/2023	3,404,192
1,650,000		John Deere Owner Trust 2019-B, Class A4, 2.320%, 5/15/2026	1,721,100
750,000		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	771,678
1,875,000		MMAF Equipment Finance LLC 2020-A, Class A3, 0.970%, 4/9/2027	1,893,697
5,500,000		MMAF Equipment Finance LLC 2020-BA, Class A3, 0.490%, 8/14/2025	5,495,700
		TOTAL	14,308,751
		Other—0.1%
2,125,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	2,139,853
		Student Loans—0.4%
3,127,825		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	3,158,385
3,675,000		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	3,710,797
		TOTAL	6,869,182
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $104,236,618)	105,623,716
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
		Commercial Mortgage—0.5%
1,750,000		Benchmark Mortgage Trust 2019-B12, Class A2, 3.000%, 8/15/2052	1,857,711
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,357,576
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	407,662
750,000		Commercial Mortgage Trust 2013-CR8, Class B, 4.082%, 6/10/2046	767,028
5,391		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	5,398
1,425,000		GS Mortgage Securities Trust 2019-GC39, Class A2, 3.457%, 5/10/2052	1,519,943
1,750,000		GS Mortgage Securities Trust 2019-GC40, Class A2, 2.971%, 7/10/2052	1,848,947
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	455,555

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$ 159,154		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	$160,855
		TOTAL	8,380,675
		Federal Home Loan Mortgage Corporation—0.0%
23,172	[3]	FHLMC REMIC, Series 3397, Class FC, 0.740% (1-month USLIBOR +0.600%), 12/15/2037	23,473
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,228,522)	8,404,148
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal National Mortgage Association—0.1%
722,551		FNMA, Pool AW0029, 3.500%, 7/1/2044	780,908
1,398,013		FNMA, Pool AS2976, 4.000%, 8/1/2044	1,531,704
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,214,332)	2,312,612
		INVESTMENT COMPANIES—21.6%
9,154,523		Bank Loan Core Fund	86,967,971
4,273,836		Emerging Markets Core Fund	43,892,294
2,364,025		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[4]	2,364,025
23,657,805		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.08%[4]	23,667,268
12,900,377		Federated Mortgage Core Portfolio	129,777,787
5,627,017		High Yield Bond Portfolio	35,225,129
8,098,313		Project and Trade Finance Core Fund	71,832,038
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $391,111,990)	393,726,512
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $1,811,657,360)	1,832,242,395
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(9,549,543)
		TOTAL NET ASSETS—100%	$1,822,692,852
At November 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[6]United States Treasury Notes 2-Year Long Futures	150	$33,127,734	March 2021	$10,232
Short Futures:
[6]United States Treasury Notes 10-Year Short Futures	5	$690,859	March 2021	$(1,073)
[6]United States Treasury Notes 5-Year Short Futures	500	$63,015,625	March 2021	$(85,405)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(76,246)
The average notional value of long and short futures contracts held by the Fund throughout the period was $8,281,934 and $16,447,871, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

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Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended November 30, 2020, were as follows:
Affiliates	Value as of 8/31/2020	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$45,194,794	$40,650,684	$—
Emerging Markets Core Fund	$37,944,995	$10,460,388	$(5,000,000)
Federated Hermes Government Obligations Fund, Premier Shares*	$284,240	$—	$—
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$36,239,610	$177,232,746	$(189,800,063)
Federated Mortgage Core Portfolio	$99,747,939	$30,711,520	$—
High Yield Bond Portfolio	$—	$35,107,614	$—
Project and Trade Finance Core Fund	$55,808,763	$15,480,779	$—
TOTAL OF AFFILIATED TRANSACTIONS	$275,220,341	$309,643,731	$(194,800,063)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 11/30/2020	Shares Held as of 11/30/2020	Dividend Income
$1,122,493	$—	$86,967,971	9,154,523	$650,665
$535,541	$(48,630)	$43,892,294	4,273,836	$461,499
$—	$—	$2,364,025	2,364,025	$—
$(197)	$(4,828)	$23,667,268	23,657,805	$13,927
$(681,672)	$—	$129,777,787	12,900,377	$712,819
$117,515	$—	$35,225,129	5,627,017	$107,610
$542,496	$—	$71,832,038	8,098,313	$480,492
$1,636,176	$(53,458)	$393,726,512	66,075,896	$2,427,012

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of November 30, 2020, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$2,296,884	$2,364,025

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2020.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$785,920,840	$—	$785,920,840
Corporate Bonds	—	536,254,567	—	536,254,567
Asset-Backed Securities	—	105,623,716	—	105,623,716
Collateralized Mortgage Obligations	—	8,404,148	—	8,404,148
Mortgage-Backed Securities	—	2,312,612	—	2,312,612
Investment Companies[1]	321,894,474	—	—	393,726,512
TOTAL SECURITIES	$321,894,474	$1,438,515,883	$—	$1,832,242,395
Other Financial Instruments:[2]
Assets	$10,232	$—	$—	$10,232
Liabilities	(86,478)	—	—	(86,478)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(76,246)	$—	$—	$(76,246)

[1]
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $71,832,038 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

[2]	Other financial instruments are futures contracts

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit